Trade and Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Trade and Notes Payable
Trade payable for raw materials	¥ 23,713,783		¥ 40,041,977
Notes payable	16,865,436		13,554,217
Total	¥ 40,579,219	$ 5,802,751	¥ 53,596,194